12. EQUITY (Tables)	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Summary of the warrants issued
	September 30, 2019
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	15,473,398	$0.326
Issued	2,853,359	1.179
Exercised	(509,656)	(0.250)
Forfeited	-	-
Expired	(70,011)	(3.083)
Outstanding at end of period	17,747,090	$0.455
Exercisable at end of period	17,747,090

Summary of the status of the warrants outstanding
	September 30, 2019
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
13,417,286	3.02	$0.250	13,417,286	$0.250
714,286	-	0.700	714,286	0.700
882,159	2.12	1.000	882,159	1.000
2,713,359	4.45	1.20-1.50	2,713,359	1.20-1.50
20,000	4.42	2.34-4.08	20,000	2.34-4.08

17,747,090	3.44	$0.455	17,747,090	$0.455

Weighted average assumptions relating to the valuation of the Companys warrants
Dividend yield	0%
Expected life	5 years
Expected volatility	180%-182%
Risk free interest rate	2.06%-2.52%